CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	¥ 9,721,225	$ 1,525,472	¥ 14,212,778
Restricted cash	27,736	4,352	133,196
Restricted cash, non-current (1)	20,400	3,202	14,118
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 9,769,361	$ 1,533,026	¥ 14,360,092